Long-Term Borrowing	12 Months Ended
Dec. 31, 2025
Long-Term Borrowing [Abstract]
LONG-TERM BORROWING

13. LONG-TERM BORROWING

Long-term borrowing represents the amount due to various banks normally maturing over one year. Accrued interest is due either monthly or quarterly. The bank borrowings are for working capital and capital expenditure purposes. In December 2022, JYD SM entered into a loan agreement with Postal Savings Bank of China in the total amount of RMB5,000,000 with an annual interest rate of 4.15%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD., a third party financial guarantee company, and shareholders of the Group (Geng Xiaogang and Xiaohua Jia). In December 2024, the loan was fully repaid when it was due.

In December 2024, JYD HQ entered into a three-year revolving credit agreement with China Construction Bank Corporation Shenzhen Branch in the total amount of RMB4,000,000 with an annual interest rate of 3.0%. The loan was guaranteed by the shareholders of the Group (Geng Xiaogang and Jia Xiaohua). Pursuant to the loan agreement, RMB40,000 is scheduled for repayment in December 2025 and another RMB40,000 in December 2026. The Company has the option to immediately re-borrow the RMB40,000 as each installment becomes due. The remaining principal balance of RMB3,920,000, together with any re-borrowed amounts, is repayable at the maturity date of the loan. No cash was withdrawn under this agreement for the year ended December 31, 2024. RMB4,000,000 (US$569,087) was withdrawn and outstanding as of December 31, 2025.

Interest expenses were RMB192,755, RMB174,923 and RMB43,625 (US$6,207) for long-term borrowings for the years ended December 31, 2023, 2024 and 2025, respectively.